PROVISIONS AND CONTINGENT LIABILITIES - Loan commitments (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	$ 12,044,757	$ 11,233,614
Under 1 month
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	606,027	687,405
Greater than 1 month and up to 3 months
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	20,060	11,373
Greater than 3 months and up to 1 year
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	5,962,608	4,205,833
Greater than 1 year and up to 3 years
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	2,100,683	2,269,280
Greater than 3 years and up to 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	2,959,532	3,411,570
Greater than 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Loan commitments	$ 395,847	$ 648,153